GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL.
Schedule of changes in the carrying amount of goodwill by segment

	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB
Balance as of December 31, 2019	25,710	34,643	60,353
Goodwill recognized during the year	—	960	960
Goodwill disposed during the year	—	(290)	(290)
Goodwill impairment	—	(35,313)	(35,313)
Balance as of December 31, 2020	25,710	—	25,710
Goodwill reclassified to assets held for sale (Note 25)	(3,803)	—	(3,803)
Balance as of December 31, 2021	21,907	—	21,907